Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022	$ 27,046	$ 54,147,769	$ (36,940,753)	$ 89,947	$ 17,324,009
Balance, shares at Dec. 31, 2022	10,142,694
Net loss			(2,642,684)		(2,642,684)
Actuarial gain for post employment				8,543	8,543
Balance at Dec. 31, 2023	$ 27,046	54,147,769	(39,583,437)	98,490	14,689,868
Balance, shares at Dec. 31, 2023	10,142,694
Net loss			(6,343,541)	4,715	(6,338,826)
Issuance of shares in exchange of President’s service	$ 160	161,960			162,120
Issuance of shares in exchange of President's service, shares	60,000
Issuance of shares in exchange of service	$ 67	66,933			67,000
Issuance of shares in exchange of service, shares	25,000
Issuance of ordinary shares by ATM offering	$ 8,994	8,374,117			8,383,111
Issuance of ordinary shares By ATM offering, shares	3,372,825
Share based compensation		1,227,600			1,227,600
Balance at Dec. 31, 2024	$ 36,267	63,978,379	(45,926,978)	103,205	18,190,873
Balance, shares at Dec. 31, 2024	13,600,519
Net loss			(5,099,805)	3,266	(5,096,539)
Issuance of ordinary shares by ATM offering	$ 3,699	6,560,487			6,564,186
Issuance of ordinary shares By ATM offering, shares	1,386,955
Balance at Dec. 31, 2025	$ 39,966	$ 70,538,866	$ (51,026,783)	$ 106,471	$ 19,658,520
Balance, shares at Dec. 31, 2025	14,987,474